FORM D

SEC MAIL PROCESSING RECEIVED OCT 1 2 2005 WASH. D.C. 156 SECTION

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05068313

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section (6) ☐ ULOE

Type of Filing: X New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of the Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
AVMS, Inc.

Address of Executive offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
270 South Hibiscus Drive Miami Beach, FL 33139	(305) 674-5858
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

PROCESSED OCT 18 2005 THOMSON FINANCIAL

Brief Description of Business
Maintain and Staff Veteran Administration Health Clinics

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other please specify:
☐ business trust ☐ limited partnership, to be formed

	Month		Year			
Actual or Estimated Date of Incorporation or Organization:	0	9	0	5	☒ Actual	☐ Estimated

Jurisdiction of Incorporation of Organization: (Enter two letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **DE**

GENERAL INSTRUCTION:

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.301 et seq. or 15 U.S.C. 77d (6).

When to file: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Cor date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered

Where to file: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W. Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the info material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that ha on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a pre exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issue and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive officer ☐ Director ☐ General and/or Managing Partn

Full Name (Last name first, if individual)
Fruge, Donald

Business or Residence Address (Number and Street, City, State, Zip Code)
270 South Hibiscus Drive, Miami Beach, FL 33139

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Noro-Moseley Partners V, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
9 North Parkway Square, 4200 Northside Parkway, NW, Atlanta, GA 30327-3054

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive officer ☐ Director ☐ General and/or Managing Partn

Full Name (Last name first, if individual)
Noro-Moseley Partners V-B, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
9 North Parkway Square, 4200 Northside Parkway, NW, Atlanta, GA 30327-3054

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive officer ☐ Director ☐ General and/or Managing Partn

Full Name (Last name first, if individual)
Lunsford Capital, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
4360 Brownsboro Road, Suite 305, Louisville, KY 40207

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive officer ☐ Director ☐ General and/or Managing Partn

Full Name (Last name first, if individual)
Aurora Ventures IV, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
2525 Meridian Parkway, Suite 220, Durham, NC 27713

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive officer ☐ Director ☐ General and/or Managing Partı

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Lunsford, Bruce

Business or Residence Address (Number and Street, City, State, Zip Code)
270 South Hibiscus Drive, Miami Beach, FL 33139

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Moseley, Allen

Business or Residence Address (Number and Street, City, State, Zip Code)
270 South Hibiscus Drive, Miami Beach, FL 33139

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Jackson, Grant

Business or Residence Address (Number and Street, City, State, Zip Code)
270 South Hibiscus Drive, Miami Beach, FL 33139

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Taracido, Manuel

Business or Residence Address (Number and Street, City, State, Zip Code)
1425 South Eighteenth Street, St. Louis, MO 63104

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Lanier, Ray

Business or Residence Address (Number and Street, City, State, Zip Code)
270 South Hibiscus Drive, Miami Beach, FL 33139

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Thaman, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
270 South Hibiscus Drive, Miami Beach, FL 33139

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes ☐ No ☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 300,000

3. Does the offering permit joint ownership of a single unit? .... Yes ☒ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state of states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]

FORM D

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$2,750,000
☐ Common ☒ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify:)	$	$
Total	$	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Amount of Investors	Aggregate Dollar Number Purchases
Accredited Investors	4	$ $2,750,000
Non-Accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C—Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$80,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) ____________	☐	$
Total	☒	$ 80,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C—Question 1 and total expenses furnished in response to Part C—Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $2,670,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C—Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payment to Others
Salaries and Fees	☒ $285,500	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant, buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☒ $276,220
Working capital	☐ $	☒ $2,108,280
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $285,500	☐ $2,384,500
Total Payments Listed (column totals added)		☒ $ 2,670,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b) (2) of Rule 502.

Issuer (Print or Type)	Signature	Date
AVMS, Inc,	[signature]	1/5/2005
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Ray Lanier	President, AVMS, Inc.	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations, (See 16 U.S.C. 1001.)

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B—Item)		Type of security and aggregate offering price offered in State (Part C—Item1)	Type of investor and amount purchased in State (Part C—Item2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E—Item1)	
State	Yes	No		Number of Accredited investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA		x	1,500,000	2	1,500,000				
HI									
ID									
IL									
IN									
IA									
KS									
KY		x	500,000	1	500,000				
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

State	Yes	No		Number of Accredited investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC		x	750,000	1	750,000				
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									